RETIREMENT BENEFITS - Post Employment and Defined Contribution Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan, Net Expense (Benefit)
Net expense	$ 10,000,000	$ 9,000,000	$ 9,000,000
Defined Contribution Plans
Maximum percentage contribution by employer of employees eligible pay	6.00%	6.00%
Maximum compensation to be eligible for fixed contribution from employer	$ 100,000
Percentage of fixed contribution by employer, for eligible employees whose compensation is $100,000 or less	2.00%
U.S.
Defined Benefit Plan Disclosure
Funded status	$ (41,000,000)	$ (40,000,000)
Net amount recognized in AOCI (pretax)	(15,000,000)	(17,000,000)
Defined Contribution Plans
Company contributions	436,000,000	414,000,000	404,000,000
Non-U.S.
Defined Contribution Plans
Company contributions	$ 364,000,000	$ 304,000,000	$ 281,000,000